Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
February 28, 2025
CVS-NPRT1-0425
1.797939.121
Common Stocks - 8.0%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd (l)	351,400	2,639,014
CANADA - 0.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	189,000	5,029,549
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States) (b)	23,000	2,214,440
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp	465,100	4,815,758
TOTAL CANADA		12,059,747
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd ADR	36,400	2,242,604
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	243,000	4,716,343
MONACO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Scorpio Tankers Inc	129,800	5,172,530
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frontline PLC (b)	137,800	2,211,690
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,200	2,563,526
UNITED STATES - 6.3%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet Inc Class A	20,500	3,490,740
Meta Platforms Inc Class A	5,100	3,407,820
		6,898,560
Consumer Discretionary - 1.0%
Broadline Retail - 0.2%
Amazon.com Inc (c)	17,200	3,651,216
Hotels, Restaurants & Leisure - 0.7%
Churchill Downs Inc	34,800	4,123,800
Red Rock Resorts Inc Class A	36,200	1,808,914
Sabre Corp (c)	567,100	2,342,123
Starbucks Corp	33,600	3,891,216
		12,166,053
Specialty Retail - 0.0%
Carvana Co Class A (c)	6,800	1,585,080
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc	21,800	1,862,156
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc	91,700	1,929,367
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
DHT Holdings Inc	2,039,495	21,088,378
Energy Transfer LP	271,600	5,239,164
		26,327,542
Financials - 0.2%
Banks - 0.1%
JPMorgan Chase & Co	7,000	1,852,550
Financial Services - 0.1%
Block Inc Class A (c)	23,100	1,508,430
TOTAL FINANCIALS		3,360,980

Industrials - 1.1%
Aerospace & Defense - 0.2%
Byrna Technologies Inc (b)(c)	177,400	4,564,502
Building Products - 0.1%
Builders FirstSource Inc (c)	13,200	1,834,668
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	41,500	1,873,990
Construction & Engineering - 0.4%
EMCOR Group Inc	9,300	3,802,863
IES Holdings Inc (c)	11,900	2,122,127
		5,924,990
Machinery - 0.2%
Chart Industries Inc (b)(c)	21,900	4,173,045
Passenger Airlines - 0.1%
Alaska Air Group Inc (c)	35,000	2,529,800
TOTAL INDUSTRIALS		20,900,995

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.2%
Insight Enterprises Inc (c)	19,000	2,923,720
IT Services - 0.0%
Okta Inc Class A (c)	21,000	1,900,290
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp	24,900	3,110,508
Software - 0.7%
Adobe Inc (c)	4,400	1,929,664
Microsoft Corp	9,300	3,692,007
MicroStrategy Inc Class A (b)(c)	26,350	6,730,581
		12,352,252
TOTAL INFORMATION TECHNOLOGY		20,286,770

Materials - 0.6%
Chemicals - 0.6%
Albemarle Corp (b)	142,400	10,969,072
Real Estate - 0.2%
Office REITs - 0.2%
BXP Inc	26,600	1,886,738
Douglas Emmett Inc	108,400	1,875,320
		3,762,058
Utilities - 0.2%
Electric Utilities - 0.1%
Constellation Energy Corp	9,900	2,480,396
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	10,700	1,430,162
TOTAL UTILITIES		3,910,558

TOTAL UNITED STATES		117,610,407
TOTAL COMMON STOCKS (Cost $127,049,517)		149,215,861

Convertible Corporate Bonds - 78.0%
	Principal Amount (a)	Value ($)
CHINA - 0.5%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Alibaba Group Holding Ltd 0.5% 6/1/2031 (d)	3,045,000	4,389,368
JD.com Inc 0.25% 6/1/2029 (d)	2,451,000	2,871,346
		7,260,714
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc 3.5% 12/15/2029 (d)	2,508,000	2,207,040
TOTAL CHINA		9,467,754
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC 2.5% 2/1/2030	2,208,000	1,852,070
UNITED STATES - 77.4%
Communication Services - 6.5%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc 4.25% 3/1/2032 (d)	2,889,000	3,799,035
Entertainment - 3.3%
Cinemark Holdings Inc 4.5% 8/15/2025	3,496,000	6,284,060
Liberty Media Corp 2.375% 9/30/2053 (d)	10,333,000	15,215,343
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	8,245,000	10,454,660
Live Nation Entertainment Inc 2.875% 1/15/2030 (d)	9,703,000	10,168,744
Live Nation Entertainment Inc 3.125% 1/15/2029	6,774,000	9,998,424
Sphere Entertainment Co 3.5% 12/1/2028	1,073,000	1,541,364
Zynga Inc 0% 12/15/2026 (e)	5,479,000	5,322,715
		58,985,310
Interactive Media & Services - 1.3%
Liberty TripAdvisor Holdings Inc 0.5% 6/30/2051 (d)	2,433,000	2,422,295
Snap Inc 0% 5/1/2027 (f)	8,514,000	7,577,460
Snap Inc 0.125% 3/1/2028	5,433,000	4,582,736
Snap Inc 0.5% 5/1/2030 (d)	10,042,000	8,761,645
Snap Inc 0.75% 8/1/2026	1,704,000	1,670,942
		25,015,078
Media - 1.7%
Cardlytics Inc 4.25% 4/1/2029 (d)	1,158,000	600,712
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	12,255,340	15,250,239
Liberty Broadband Corp 3.125% 3/31/2053 (d)	9,550,000	9,530,900
Liberty Broadband Corp 3.125% 6/30/2054 (d)	5,024,000	5,704,752
Magnite Inc 0.25% 3/15/2026	1,390,000	1,311,882
		32,398,485
TOTAL COMMUNICATION SERVICES		120,197,908

Consumer Discretionary - 9.8%
Automobile Components - 0.3%
Patrick Industries Inc 1.75% 12/1/2028	4,243,000	6,218,117
Automobiles - 2.7%
Ford Motor Co 0% 3/15/2026 (f)	15,724,000	15,260,142
Lucid Group Inc 1.25% 12/15/2026 (d)	14,646,000	11,680,185
Rivian Automotive Inc 3.625% 10/15/2030	12,992,000	11,035,405
Rivian Automotive Inc 4.625% 3/15/2029	10,098,000	9,719,325
Winnebago Industries Inc 3.25% 1/15/2030	3,449,000	3,054,089
		50,749,146
Broadline Retail - 0.5%
Etsy Inc 0.125% 10/1/2026	4,864,000	4,705,920
Etsy Inc 0.25% 6/15/2028	4,610,000	3,855,173
		8,561,093
Diversified Consumer Services - 0.4%
Stride Inc 1.125% 9/1/2027	2,826,000	7,422,489
Hotels, Restaurants & Leisure - 4.4%
Booking Holdings Inc 0.75% 5/1/2025	5,634,000	15,043,800
Carnival Corp 5.75% 12/1/2027	7,566,000	14,723,436
Cheesecake Factory Inc/The 2% 3/15/2030 (d)	1,016,000	1,030,224
Cracker Barrel Old Country Store Inc 0.625% 6/15/2026	3,044,000	2,929,850
DraftKings Holdings Inc 0% 3/15/2028 (e)	6,255,000	5,560,695
Expedia Group Inc 0% 2/15/2026 (e)	5,860,000	5,906,880
NCL Corp Ltd 1.125% 2/15/2027	10,119,000	10,154,417
NCL Corp Ltd 2.5% 2/15/2027	3,188,000	3,286,700
NCL Corp Ltd 5.375% 8/1/2025	3,500,000	4,486,650
Penn Entertainment Inc 2.75% 5/15/2026	5,496,000	6,141,682
Royal Caribbean Cruises Ltd 6% 8/15/2025	2,123,000	10,478,067
Shake Shack Inc 0% 3/1/2028 (e)	2,006,000	1,920,745
		81,663,146
Household Durables - 0.4%
Meritage Homes Corp 1.75% 5/15/2028 (d)	6,926,000	6,732,072
Leisure Products - 0.6%
Peloton Interactive Inc 0% 2/15/2026 (f)	3,357,000	3,163,973
Peloton Interactive Inc 5.5% 12/1/2029 (d)	2,780,000	5,372,350
Topgolf Callaway Brands Corp 2.75% 5/1/2026	1,837,000	1,763,520
		10,299,843
Specialty Retail - 0.5%
Burlington Stores Inc 1.25% 12/15/2027	1,436,000	1,946,498
RealReal Inc/The 4% 2/15/2031	2,112,000	1,935,120
Wayfair Inc 0.625% 10/1/2025	6,218,000	6,031,460
Wayfair Inc 3.25% 9/15/2027	180,000	185,580
Wayfair Inc 3.5% 11/15/2028	80,000	94,048
		10,192,706
TOTAL CONSUMER DISCRETIONARY		181,838,612

Consumer Staples - 0.5%
Food Products - 0.4%
Freshpet Inc 3% 4/1/2028	2,682,000	4,500,396
Post Holdings Inc 2.5% 8/15/2027	3,090,000	3,609,120
		8,109,516
Personal Care Products - 0.1%
Herbalife Ltd 4.25% 6/15/2028	1,763,000	1,506,307
TOTAL CONSUMER STAPLES		9,615,823

Energy - 1.2%
Energy Equipment & Services - 0.0%
Transocean Inc 4.625% 9/30/2029	660,000	767,646
Oil, Gas & Consumable Fuels - 1.2%
Centrus Energy Corp 2.25% 11/1/2030 (d)	4,155,000	4,957,331
CNX Resources Corp 2.25% 5/1/2026	2,369,000	5,355,125
Northern Oil & Gas Inc 3.625% 4/15/2029	3,456,000	3,727,296
Peabody Energy Corp 3.25% 3/1/2028	2,047,000	2,130,107
Permian Resources Operating LLC 3.25% 4/1/2028	1,149,000	2,785,751
World Kinect Corp 3.25% 7/1/2028	2,580,000	3,062,460
		22,018,070
TOTAL ENERGY		22,785,716

Financials - 4.1%
Capital Markets - 1.0%
Coinbase Global Inc 0.25% 4/1/2030 (d)	8,830,000	8,799,095
Coinbase Global Inc 0.5% 6/1/2026	9,327,000	9,387,626
		18,186,721
Consumer Finance - 1.2%
Lendingtree Inc 0.5% 7/15/2025	3,166,000	3,071,020
SoFi Technologies Inc 1.25% 3/15/2029 (d)	6,293,000	10,660,342
Upstart Holdings Inc 2% 10/1/2029 (d)	5,375,000	9,150,938
		22,882,300
Financial Services - 1.8%
Affirm Holdings Inc 0.75% 12/15/2029 (d)	9,686,000	9,798,358
Global Payments Inc 1.5% 3/1/2031 (d)	7,286,000	6,939,915
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (d)	2,425,000	2,929,400
Repay Holdings Corp 2.875% 7/15/2029 (d)	2,006,000	1,856,553
Shift4 Payments Inc 0% 12/15/2025 (f)	4,537,000	5,877,684
Shift4 Payments Inc 0.5% 8/1/2027	5,013,000	5,366,416
		32,768,326
Insurance - 0.1%
HCI Group Inc 4.75% 6/1/2042	1,134,000	1,907,954
TOTAL FINANCIALS		75,745,301

Health Care - 10.0%
Biotechnology - 4.7%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	9,360,000	10,272,600
Bridgebio Pharma Inc 1.75% 3/1/2031 (d)	2,200,000	2,318,800
Bridgebio Pharma Inc 2.25% 2/1/2029	5,057,000	4,586,699
Bridgebio Pharma Inc 2.5% 3/15/2027	3,649,000	4,164,604
Cytokinetics Inc 3.5% 7/1/2027	6,629,000	7,908,397
Dynavax Technologies Corp 2.5% 5/15/2026	200,000	276,599
Exact Sciences Corp 0.375% 3/1/2028	1,539,000	1,353,313
Exact Sciences Corp 0.375% 3/15/2027	1,485,000	1,368,428
Exact Sciences Corp 1.75% 4/15/2031 (d)	13,920,000	12,284,400
Halozyme Therapeutics Inc 0.25% 3/1/2027	1,989,000	2,048,670
Halozyme Therapeutics Inc 1% 8/15/2028	5,125,000	6,239,688
Insmed Inc 0.75% 6/1/2028	3,923,000	9,958,536
Ionis Pharmaceuticals Inc 0% 4/1/2026 (e)	4,305,000	4,236,120
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	4,010,000	3,967,394
Mirum Pharmaceuticals Inc 4% 5/1/2029	2,177,000	3,668,245
Novavax Inc 5% 12/15/2027	982,000	994,274
Sarepta Therapeutics Inc 1.25% 9/15/2027	8,220,000	8,569,610
Travere Therapeutics Inc 2.25% 3/1/2029	2,206,000	2,356,284
		86,572,661
Health Care Equipment & Supplies - 3.2%
CONMED Corp 2.25% 6/15/2027	2,740,000	2,578,340
Dexcom Inc 0.375% 5/15/2028	4,312,000	4,001,536
Enovis Corp 3.875% 10/15/2028	2,840,000	2,897,466
Envista Holdings Corp 2.375% 6/1/2025	3,649,000	3,891,659
Haemonetics Corp 2.5% 6/1/2029 (d)	2,720,000	2,589,440
Insulet Corp 0.375% 9/1/2026	6,817,000	8,840,967
Integer Holdings Corp 2.125% 2/15/2028	3,394,000	5,109,667
iRhythm Technologies Inc 1.5% 9/1/2029 (d)	5,598,000	5,959,071
Lantheus Holdings Inc 2.625% 12/15/2027	2,990,000	4,097,795
LeMaitre Vascular Inc 2.5% 2/1/2030 (d)	1,077,000	1,110,386
LivaNova PLC 2.5% 3/15/2029 (d)	2,604,000	2,482,914
Merit Medical Systems Inc 3% 2/1/2029 (d)	5,075,000	6,714,225
NuVasive LLC 0.375% 3/15/2025	1,910,000	1,904,051
Omnicell Inc 1% 12/1/2029 (d)	1,318,000	1,284,391
Tandem Diabetes Care Inc 1.5% 3/15/2029 (d)	2,184,000	2,147,964
TransMedics Group Inc 1.5% 6/1/2028	3,103,000	3,576,208
		59,186,080
Health Care Providers & Services - 0.6%
Alignment Healthcare Inc 4.25% 11/15/2029 (d)	2,173,000	2,821,641
Guardant Health Inc 0% 11/15/2027 (f)	3,246,000	2,870,762
Guardant Health Inc 1.25% 2/15/2031	3,633,000	3,674,631
OPKO Health Inc 3.75% 1/15/2029	1,360,000	2,235,372
		11,602,406
Health Care Technology - 0.4%
Evolent Health Inc 3.5% 12/1/2029	4,293,000	3,517,684
Teladoc Health Inc 1.25% 6/1/2027	3,255,000	2,966,282
Veradigm Inc 0.875% 1/1/2027	161,000	169,452
		6,653,418
Life Sciences Tools & Services - 0.2%
Repligen Corp 1% 12/15/2028	4,231,000	4,484,860
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	2,130,000	1,877,169
Jazz Investments I Ltd 2% 6/15/2026	4,936,000	5,343,220
Jazz Investments I Ltd 3.125% 9/15/2030 (d)	7,060,000	8,390,810
Pacira BioSciences Inc 2.125% 5/15/2029 (d)	2,080,000	1,998,048
		17,609,247
TOTAL HEALTH CARE		186,108,672

Industrials - 7.2%
Aerospace & Defense - 1.4%
Axon Enterprise Inc 0.5% 12/15/2027	5,302,000	12,449,096
Rocket Lab USA Inc 4.25% 2/1/2029 (d)	2,767,000	11,341,241
Spirit AeroSystems Inc 3.25% 11/1/2028	1,590,000	2,186,250
		25,976,587
Commercial Services & Supplies - 0.2%
Tetra Tech Inc 2.25% 8/15/2028	4,964,000	5,067,748
Construction & Engineering - 0.9%
Fluor Corp 1.125% 8/15/2029	5,570,000	6,075,199
Granite Construction Inc 3.25% 6/15/2030 (d)	3,830,000	4,817,374
Granite Construction Inc 3.75% 5/15/2028	2,635,000	4,907,688
		15,800,261
Electrical Equipment - 1.0%
Array Technologies Inc 1% 12/1/2028	2,989,000	2,211,860
Bloom Energy Corp 3% 6/1/2028	497,000	743,512
Bloom Energy Corp 3% 6/1/2029 (d)	7,407,000	10,433,500
Fluence Energy Inc 2.25% 6/15/2030 (d)	1,052,000	712,099
Stem Inc 4.25% 4/1/2030 (d)	3,738,000	898,241
Sunrun Inc 4% 3/1/2030 (d)	3,880,000	2,981,780
		17,980,992
Ground Transportation - 1.6%
Hertz Corp/The 8% 7/15/2029 pay-in-kind (d)	90,838	94,244
Lyft Inc 0.625% 3/1/2029 (d)	5,079,000	5,039,912
Lyft Inc 1.5% 5/15/2025	2,024,000	2,006,796
Uber Technologies Inc 0% 12/15/2025 (f)	5,200,000	5,634,200
Uber Technologies Inc 0.875% 12/1/2028	13,704,000	16,992,960
		29,768,112
Machinery - 0.4%
Middleby Corp/The 1% 9/1/2025	5,098,000	6,629,439
Passenger Airlines - 1.1%
American Airlines Group Inc 6.5% 7/1/2025	5,196,000	5,442,810
JetBlue Airways Corp 2.5% 9/1/2029 (d)	4,569,000	5,779,785
Southwest Airlines Co 1.25% 5/1/2025	9,156,000	9,101,064
		20,323,659
Professional Services - 0.6%
CSG Systems International Inc 3.875% 9/15/2028	2,860,000	3,167,450
Parsons Corp 2.625% 3/1/2029 (d)	8,624,000	8,464,456
		11,631,906
TOTAL INDUSTRIALS		133,178,704

Information Technology - 27.5%
Communications Equipment - 1.4%
Infinera Corp 3.75% 8/1/2028	3,000,000	3,693,600
Lumentum Holdings Inc 0.5% 12/15/2026	7,620,000	8,027,670
Lumentum Holdings Inc 0.5% 6/15/2028	10,888,000	10,163,948
Lumentum Holdings Inc 1.5% 12/15/2029	3,951,000	4,936,775
		26,821,993
Electronic Equipment, Instruments & Components - 1.0%
Advanced Energy Industries Inc 2.5% 9/15/2028	2,625,000	2,883,037
Itron Inc 1.375% 7/15/2030 (d)	2,568,000	2,740,055
OSI Systems Inc 2.25% 8/1/2029 (d)	4,339,000	5,364,306
PAR Technology Corp 1% 1/15/2030 (d)	4,814,000	4,720,127
PAR Technology Corp 1.5% 10/15/2027	261,000	295,583
Vishay Intertechnology Inc 2.25% 9/15/2030	3,500,000	3,174,500
		19,177,608
IT Services - 3.2%
Akamai Technologies Inc 0.125% 5/1/2025	7,078,000	7,031,992
Akamai Technologies Inc 0.375% 9/1/2027	9,041,000	8,765,250
Akamai Technologies Inc 1.125% 2/15/2029	9,537,000	8,960,012
Applied Digital Corp 2.75% 6/1/2030 (d)	2,989,000	3,229,614
Cloudflare Inc 0% 8/15/2026 (e)	9,299,000	9,828,113
Snowflake Inc 0% 10/1/2027 (d)(f)	8,023,000	10,349,670
Snowflake Inc 0% 10/1/2029 (d)(f)	8,023,000	10,538,211
		58,702,862
Semiconductors & Semiconductor Equipment - 4.4%
Impinj Inc 1.125% 5/15/2027	1,880,000	2,143,200
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (d)(f)	2,234,000	2,145,757
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	1,127,000	1,611,610
Microchip Technology Inc 0.75% 6/1/2030 (d)	12,845,000	12,138,525
MKS Instruments Inc 1.25% 6/1/2030 (d)	16,418,000	15,285,158
ON Semiconductor Corp 0% 5/1/2027 (e)	7,620,000	8,516,112
ON Semiconductor Corp 0.5% 3/1/2029	15,878,000	14,021,862
Penguin Solutions Inc 2% 8/15/2030 (d)	1,767,000	1,743,145
Semtech Corp 1.625% 11/1/2027	2,320,000	2,961,480
Synaptics Inc 0.75% 12/1/2031 (d)	5,054,000	4,846,786
Veeco Instruments Inc 2.875% 6/1/2029	3,200,000	3,502,400
Wolfspeed Inc 1.75% 5/1/2026	2,078,000	1,855,654
Wolfspeed Inc 1.875% 12/1/2029	28,846,000	10,903,788
		81,675,477
Software - 15.2%
Altair Engineering Inc 1.75% 6/15/2027	4,600,000	7,319,980
Bentley Systems Inc 0.125% 1/15/2026	5,035,000	4,906,608
Bentley Systems Inc 0.375% 7/1/2027	4,676,000	4,276,202
BILL Holdings Inc 0% 4/1/2030 (d)(e)	15,180,000	12,849,870
BlackLine Inc 1% 6/1/2029 (d)	6,335,000	6,208,300
Box Inc 0% 1/15/2026 (e)	991,000	1,286,813
Box Inc 1.5% 9/15/2029 (d)	3,177,000	3,140,465
Cerence Inc 1.5% 7/1/2028	1,190,000	908,564
Cleanspark Inc 0% 6/15/2030 (d)(e)	4,212,000	3,340,537
Confluent Inc 0% 1/15/2027 (f)	5,296,000	4,861,728
Core Scientific Inc 0% 6/15/2031 (d)(e)	10,316,000	9,671,250
Core Scientific Inc 3% 9/1/2029 (d)	3,375,000	4,493,813
Datadog Inc 0% 12/1/2029 (d)(f)	13,327,000	12,007,627
Datadog Inc 0.125% 6/15/2025	4,191,000	5,345,621
Dropbox Inc 0% 3/1/2026 (f)	1,969,000	1,923,713
Dropbox Inc 0% 3/1/2028 (f)	2,025,000	1,972,350
Five9 Inc 1% 3/15/2029	6,279,000	5,572,613
Guidewire Software Inc 1.25% 11/1/2029 (d)	8,808,000	9,371,712
Guidewire Software Inc 1.25% 3/15/2025	1,188,000	2,099,196
HubSpot Inc 0.375% 6/1/2025	3,258,000	8,316,944
InterDigital Inc 3.5% 6/1/2027	3,270,000	9,064,440
LivePerson Inc 0% 12/15/2026 (e)	3,823,000	1,454,651
MARA Holdings Inc 0% 3/1/2030 (d)(f)	6,829,000	5,371,009
MARA Holdings Inc 0% 6/1/2031 (d)(f)	6,819,000	5,267,678
MARA Holdings Inc 2.125% 9/1/2031 (d)	1,700,000	1,620,269
MicroStrategy Inc 0% 12/1/2029 (d)(e)	16,153,000	12,583,187
MicroStrategy Inc 0% 3/1/2030 (d)(f)	14,317,000	12,929,558
MicroStrategy Inc 0.625% 3/15/2030 (d)	5,606,000	10,183,299
MicroStrategy Inc 0.625% 9/15/2028 (d)	6,698,000	10,599,585
MicroStrategy Inc 0.875% 3/15/2031 (d)	4,207,000	5,455,977
MicroStrategy Inc 2.25% 6/15/2032 (d)	256,000	371,456
Nutanix Inc 0.25% 10/1/2027	4,325,000	6,135,013
Pagaya Technologies Ltd 6.125% 10/1/2029 (d)	1,069,000	1,334,111
PagerDuty Inc 1.5% 10/15/2028	3,330,000	3,226,104
Palo Alto Networks Inc 0.375% 6/1/2025	3,633,000	13,908,941
Progress Software Corp 1% 4/15/2026	2,605,000	2,843,358
Progress Software Corp 3.5% 3/1/2030 (d)	3,706,000	3,968,088
Q2 Holdings Inc 0.75% 6/1/2026	2,453,000	2,794,948
Rapid7 Inc 0.25% 3/15/2027	213,000	194,895
Rapid7 Inc 1.25% 3/15/2029	2,111,000	1,812,927
Riot Platforms Inc 0.75% 1/15/2030 (d)	5,886,000	5,209,110
Terawulf Inc 2.75% 2/1/2030 (d)	3,365,000	2,828,619
Tyler Technologies Inc 0.25% 3/15/2026	7,963,000	10,073,195
Unity Software Inc 0% 11/15/2026 (e)	4,973,000	4,580,133
Unity Software Inc 0% 3/15/2030 (d)(f)	6,588,000	6,736,230
Varonis Systems Inc 1% 9/15/2029 (d)	7,260,000	6,798,990
Varonis Systems Inc 1.25% 8/15/2025	1,736,000	2,434,740
Vertex Inc 0.75% 5/1/2029 (d)	2,291,000	2,565,920
Workiva Inc 1.25% 8/15/2028	6,176,000	5,972,192
Zscaler Inc 0.125% 7/1/2025	8,442,000	11,156,103
		279,348,632
Technology Hardware, Storage & Peripherals - 2.3%
Seagate HDD Cayman 3.5% 6/1/2028	11,380,000	15,300,410
Super Micro Computer Inc 3.5% 3/1/2029	10,767,000	11,063,093
Western Digital Corp 3% 11/15/2028	11,517,000	16,077,732
		42,441,235
TOTAL INFORMATION TECHNOLOGY		508,167,807

Materials - 0.9%
Chemicals - 0.1%
Livent Corp 4.125% 7/15/2025	1,084,000	1,743,072
PureCycle Technologies Inc 7.25% 8/15/2030 (d)	926,000	918,897
		2,661,969
Metals & Mining - 0.8%
MP Materials Corp 3% 3/1/2030 (d)	5,801,000	7,845,853
United States Steel Corp 5% 11/1/2026	2,324,000	7,004,536
		14,850,389
TOTAL MATERIALS		17,512,358

Real Estate - 4.0%
Health Care REITs - 1.7%
Ventas Realty LP 3.75% 6/1/2026	9,002,000	11,527,061
Welltower OP LLC 2.75% 5/15/2028 (d)	12,150,000	19,780,200
		31,307,261
Industrial REITs - 0.5%
Rexford Industrial Realty LP 4.125% 3/15/2029 (d)	4,965,000	4,935,210
Rexford Industrial Realty LP 4.375% 3/15/2027 (d)	4,933,000	4,910,802
		9,846,012
Office REITs - 0.1%
COPT Defense Properties LP 5.25% 9/15/2028 (d)	2,426,000	2,669,813
Real Estate Management & Development - 1.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	6,887,000	6,456,563
Redfin Corp 0.5% 4/1/2027	13,018,000	10,349,310
Zillow Group Inc 2.75% 5/15/2025	2,768,000	3,206,728
		20,012,601
Retail REITs - 0.1%
Federal Realty OP LP 3.25% 1/15/2029 (d)	1,611,000	1,636,775
Specialized REITs - 0.5%
Digital Realty Trust LP 1.875% 11/15/2029 (d)	9,095,000	9,185,950
TOTAL REAL ESTATE		74,658,412

Utilities - 5.7%
Electric Utilities - 3.9%
Alliant Energy Corp 3.875% 3/15/2026	2,600,000	2,774,200
Duke Energy Corp 4.125% 4/15/2026	2,311,000	2,456,593
Evergy Inc 4.5% 12/15/2027	8,042,000	9,348,825
FirstEnergy Corp 4% 5/1/2026	2,194,000	2,201,679
NextEra Energy Capital Holdings Inc 3% 3/1/2027	6,018,000	6,875,565
NRG Energy Inc 2.75% 6/1/2048	1,568,000	4,032,739
PG&E Corp 4.25% 12/1/2027	14,984,000	15,573,580
PPL Capital Funding Inc 2.875% 3/15/2028	7,740,000	8,444,340
Southern Co/The 3.875% 12/15/2025	4,990,000	5,501,475
Southern Co/The 4.5% 6/15/2027 (d)	6,985,000	7,578,725
TXNM Energy Inc 5.75% 6/1/2054 (d)	5,450,000	6,768,355
		71,556,076
Gas Utilities - 0.2%
UGI Corp 5% 6/1/2028 (d)	3,843,000	5,024,723
Independent Power and Renewable Electricity Producers - 0.4%
Ormat Technologies Inc 2.5% 7/15/2027	1,700,000	1,718,700
Sunnova Energy International Inc 2.625% 2/15/2028	9,870,000	2,339,190
XPLR Infrastructure LP 0% 11/15/2025 (d)(f)	4,069,000	3,861,481
		7,919,371
Multi-Utilities - 0.7%
CenterPoint Energy Inc 4.25% 8/15/2026	5,085,000	5,372,303
CMS Energy Corp 3.375% 5/1/2028	3,069,000	3,334,468
WEC Energy Group Inc 4.375% 6/1/2027 (d)	1,723,000	1,971,112
WEC Energy Group Inc 4.375% 6/1/2029 (d)	1,761,000	2,049,804
		12,727,687
Water Utilities - 0.5%
American Water Capital Corp 3.625% 6/15/2026	8,918,000	8,922,459
TOTAL UTILITIES		106,150,316

TOTAL UNITED STATES		1,435,959,629
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,306,131,694)		1,447,279,453

Convertible Preferred Stocks - 10.5%
	Shares	Value ($)
UNITED STATES - 10.5%
Financials - 4.4%
Banks - 2.5%
Bank of America Corp Series L, 7.25%	21,245	26,311,936
Wells Fargo & Co Series L, 7.5%	14,200	17,304,424
		43,616,360
Capital Markets - 0.8%
Ares Management Corp 6.75% Series B	288,700	15,563,817
Financial Services - 1.1%
Apollo Global Management Inc Series A, 6.75%	255,700	20,148,894
TOTAL FINANCIALS		79,329,071

Health Care - 0.2%
Health Care Providers & Services - 0.2%
BrightSpring Health Services Inc 6.75%	55,500	3,863,355
Industrials - 2.7%
Aerospace & Defense - 2.7%
Boeing Co Series A, 6%	837,500	50,174,625
Information Technology - 0.9%
Software - 0.3%
MicroStrategy Inc 8%	57,100	5,343,291
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co 7.625%	203,800	11,734,804
TOTAL INFORMATION TECHNOLOGY		17,078,095

Utilities - 2.3%
Electric Utilities - 2.3%
NextEra Energy Inc 6.926%	274,300	11,065,262
NextEra Energy Inc 7.234%	110,300	4,940,337
NextEra Energy Inc 7.299%	283,700	13,563,697
PG&E Corp Series A, 6%	332,100	13,961,484
		43,530,780
TOTAL UNITED STATES		193,975,926
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $178,843,866)		193,975,926

Non-Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Match Group Holdings II LLC 3.625% 10/1/2031 (d)	8,840,000	7,641,319
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 7.9583% 6/23/2030 (d)(g)(h)(k)	3,168,634	3,085,615
TOTAL UNITED STATES		10,726,934
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,793,831)		10,726,934

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	50,774,594	50,784,749
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	15,229,252	15,230,775
TOTAL MONEY MARKET FUNDS (Cost $66,015,524)			66,015,524

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,688,834,432)	1,867,213,698
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(12,213,077)
NET ASSETS - 100.0%	1,855,000,621

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Super Group SGHC Ltd	Chicago Board Options Exchange	1,700	1,276,700	8.00	04/17/25	(17,000)

						(17,000)
TOTAL WRITTEN OPTIONS						(17,000)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $564,115,313 or 30.4% of net assets.

(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Principal Only Strips represent the right to receive the monthly principal payments.
(g)	Level 3 security
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,168,634 and $3,085,615, respectively.

(l)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,276,700.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,907,987	286,585,254	241,708,492	586,218	-	-	50,784,749	50,774,594	0.1%
Fidelity Securities Lending Cash Central Fund	16,938,025	91,611,820	93,319,070	7,769	-	-	15,230,775	15,229,252	0.1%
Total	22,846,012	378,197,074	335,027,562	593,987	-	-	66,015,524	66,003,846

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.